UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885
(Investment Company Act file number)

Broadview Funds Trust
(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

(414) 918-3900
(Registrant's telephone number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 - December 31, 2015

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (84.55%)
CONSUMER DISCRETIONARY (18.89%)
Automobiles & Components (3.19%)
Gentex Corp.	1,148,700	$18,390,687
Winnebago Industries, Inc.	190,715	3,795,229
		22,185,916
Hotels Restaurants & Leisure (1.41%)
Chuy's Holdings, Inc.(a)	312,950	9,807,853

Leisure Products (2.14%)
Black Diamond, Inc.(a)	312,793	1,382,545
Brunswick Corp.	125,950	6,361,734
Callaway Golf Co.	757,973	7,140,106
		14,884,385
Media (6.78%)
AMC Networks, Inc. - Class A(a)	136,230	10,173,656
Interpublic Group of Cos., Inc.	195,150	4,543,092
MDC Partners, Inc. - Class A	1,187,883	25,800,819
National CineMedia, Inc.	416,931	6,549,986
		47,067,553
Specality Retail (2.56%)
Hibbett Sports, Inc.(a)	371,600	11,237,184
Urban Outfitters, Inc.(a)	286,523	6,518,398
		17,755,582
Textiles, Apparel & Luxury Goods (2.81%)
Lululemon Athletica, Inc.(a)	197,400	10,357,578
Tumi Holdings, Inc.(a)	549,050	9,130,702
		19,488,280
CONSUMER STAPLES (0.37%)
Food Products (0.37%)
Freshpet, Inc.(a)	299,728	2,544,691

ENERGY (1.02%)
Energy Equipment & Services (0.79%)
Patterson-UTI Energy, Inc.	20,960	316,077
Superior Energy Services, Inc.	55,698	750,252
U.S. Silica Holdings, Inc.	122,736	2,298,845
Whiting Petroleum Corp.(a)	227,381	2,146,477
		5,511,651
Oil, Gas & Consumable Fuels (0.23%)
Range Resources Corp.	65,500	1,611,955

FINANCIALS (14.19%)
Banks (9.89%)
Allegiance Bancshares, Inc.(a)	148,250	3,506,112
CoBiz Financial, Inc.	957,571	12,850,603
Columbia Banking System, Inc.	240,238	7,810,137
East West Bancorp, Inc.	99,400	4,131,064
First Horizon National Corp.	531,600	7,718,832
Hilltop Holdings, Inc.(a)	382,859	7,358,550
LegacyTexas Financial Group, Inc.	197,890	4,951,208
Renasant Corp.	192,194	6,613,396
Zions Bancorporation	502,800	13,726,440
		68,666,342
Thrifts & Mortgage Finance (4.30%)
Anchor BanCorp Wisconsin, Inc.(a)	165,900	7,219,968
MGIC Investment Corp.(a)	2,566,875	22,665,506
		29,885,474
HEALTH CARE (11.99%)
Biotechnology (0.47%)
Exact Sciences Corp.(a)	357,006	3,295,165

	Shares	Value
COMMON STOCKS (84.55%) (continued)
HEALTH CARE (11.99%) (continued)
Health Care Equipment & Supplies (2.70%)
LDR Holding Corp.(a)	144,469	$3,627,617
NxStage Medical, Inc.(a)	692,055	15,162,925
		18,790,542
Health Care Providers & Services (3.44%)
Hanger, Inc.(a)	270,700	4,453,015
HealthSouth Corp.	367,602	12,796,225
Select Medical Holdings Corp.	560,380	6,674,126
		23,923,366
Health Care Technology (2.14%)
Allscripts Healthcare Solutions, Inc.(a)	965,400	14,847,852

Life Sciences Tools & Services (2.76%)
PAREXEL International Corp.(a)	178,206	12,139,393
VWR Corp.(a)	247,850	7,016,633
		19,156,026
Pharmaceuticals (0.48%)
Catalent, Inc.(a)	131,886	3,301,107

INDUSTRIALS (16.04%)
Aerospace & Defense (2.22%)
B/E Aerospace, Inc.	121,500	5,147,955
Hexcel Corp.	221,779	10,301,635
		15,449,590
Air Freight & Logistics (0.48%)
UTi Worldwide, Inc.(a)	473,545	3,329,021

Building Products (1.92%)
Masco Corp.	471,400	13,340,620

Commercial Services & Supplies (2.15%)
Mobile Mini, Inc.	478,837	14,906,196

Construction & Engineering (0.21%)
MasTec, Inc.(a)	82,026	1,425,612

Electrical Equipment (1.15%)
Regal-Beloit Corp.	136,800	8,005,536

Machinery (2.46%)
Astec Industries, Inc.	375,150	15,268,605
Crane Co.	38,100	1,822,704
		17,091,309
Professional Services (3.31%)
Kforce, Inc.	648,288	16,388,721
ManpowerGroup, Inc.	44,618	3,760,851
Robert Half International, Inc.	60,443	2,849,283
		22,998,855
Road & Rail (0.26%)
Genesee & Wyoming, Inc. - Class A(a)	33,950	1,822,775

Trading Companies & Distribution (1.88%)
HD Supply Holdings, Inc.(a)	235,431	7,069,993
BMC Stock Holdings, Inc.(a)	357,880	5,994,490
		13,064,483
INFORMATION TECHNOLOGY (18.37%)
Communication Equipment (2.50%)
Ciena Corp.(a)	544,600	11,267,774
F5 Networks, Inc.(a)	62,702	6,079,586
		17,347,360
Electrical Equipment & Services (1.90%)
Arrow Electronics, Inc.(a)	119,992	6,501,167
FEI Co.	84,200	6,718,318
		13,219,485

	Shares	Value
COMMON STOCKS (84.55%) (continued)
INFORMATION TECHNOLOGY (18.37%) (continued)
Electronic Equipment & Instruments (0.74%)
Zebra Technologies Corp. - Class A(a)	73,800	$5,140,170

Internet Software & Services (0.80%)
Pandora Media, Inc.(a)	413,900	5,550,399

Semiconductors & Semiconductor Equipment (4.36%)
Intersil Corp. - Class A	908,000	11,586,080
MKS Instruments, Inc.	286,800	10,324,800
Veeco Instruments, Inc.(a)	408,200	8,392,592
		30,303,472
Software (8.07%)
CommVault Systems, Inc.(a)	271,600	10,687,460
Fortinet, Inc.(a)	172,495	5,376,669
Infoblox, Inc.(a)	636,264	11,700,895
PROS Holdings, Inc.(a)	197,700	4,555,008
PTC, Inc.(a)	383,719	13,288,189
Qlik Technologies, Inc.(a)	328,984	10,415,633
		56,023,854
MATERIALS (3.68%)
Chemicals (1.02%)
Ferro Corp.(a)	321,800	3,578,416
Flotek Industries, Inc.(a)	309,100	3,536,104
		7,114,520
Construction Materials (2.66%)
Summit Materials, Inc. - Class A(a)	86,173	1,726,907
Vulcan Materials Co.	176,500	16,762,205
		18,489,112

TOTAL COMMON STOCKS
(COST $497,858,605)		587,346,109

SHORT-TERM SECURITY (15.31%)
MONEY MARKET FUND (15.31%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.162%	106,332,124	106,332,124

TOTAL SHORT-TERM SECURITY
(COST $106,332,124)		106,332,124

TOTAL INVESTMENTS (99.86%)
(COST $604,190,729)		693,678,233

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.14%)		951,602

NET ASSETS 100.00%		$694,629,835

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Fund, a series of the Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2015 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2015:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$587,346,109	$–	$–	$587,346,109
Short-Term Security	106,332,124	–	–	106,332,124
Total	$693,678,233	$–	$–	$693,678,233

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2015.

For the period ended December 31, 2015, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2015 are as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Broadview Opportunity Fund	$607,061,933	$134,134,419	$(47,518,119)	$86,616,300

The difference between book basis and tax basis for the Broadview Opportunity Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 29, 2016

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	February 29, 2016